Retirement benefit obligations - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of employee benefits [Abstract]
Retirement benefit assets	£ 2,695	£ 3,028
Retirement benefit obligations	(120)	(122)
Total amounts recognised in the balance sheet	£ 2,575	£ 2,906